INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset valuation allowance	$ 1,914,000	$ 1,943,000
State
Operating loss carryforwards	3,200,000	3,200,000
Federal
Operating loss carryforwards	$ 6,900,000	$ 7,300,000